SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Total share-based compensation expense	$ 1,977	$ 1,435
Cost of revenues [Member]
Total share-based compensation expense	226	257
Research and development [Member]
Total share-based compensation expense	477	20
Sales and Marketing [Member]
Total share-based compensation expense	738	579
General and administrative [Member]
Total share-based compensation expense	$ 536	$ 579